UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act file number 811-5011

Name of Fund:  CMA New York Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
New York - 99.9%

                          ABN Amro Munitops Certificates Trust, Revenue Refunding Bonds, New York,
                          VRDN (f):
              $ 23,340          Series 2002-10, 1.06% due 3/02/2005 (d)                                         $    23,340
                 9,965          Series 2004-24, 2.01% due 7/01/2012 (e)                                               9,965

                27,900    Albany, New York, City School District, GO, BAN, 3% due 6/30/2005                          28,057

                          Albany, New York, GO:
                 4,000          BAN, 3% due 6/09/2005                                                                 4,022
                 3,330          RAN, 3% due 1/31/2005                                                                 3,334

                 2,500    Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                          2.07% due 12/29/2010 (f)                                                                    2,500

                 1,000    Amityville, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005              1,006

                 3,600    Ardsley, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005                 3,619

                10,000    Binghamton, New York, GO, Refunding, BAN, 3% due 9/22/2005                                 10,093

                19,000    Broadalbin-Perth, New York, Central School District, GO, BAN, 3% due 6/17/2005             19,115

                 6,881    Brocton, New York, Central School District, GO, BAN, 3% due 6/23/2005                       6,922

                15,000    Buffalo, New York, Fiscal Stability Authority, BAN, Series A-1, 3% due 5/16/2005           15,055

                3,000     Carle Place, New York, Union Free School District, GO, TAN, 3% due 6/23/2005 (e)            3,020



Portfolio Abbreviations for CMA New York Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                  Face
                Amount    Municipal Bonds                                                                             Value
New York (concluded)

              $  4,000    Carthage, New York, Central School District, GO, RAN, 3% due 6/24/2005                 $    4,024

                 2,460    Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                          Corporation), VRDN, AMT, Series A, 2.14% due 9/01/2021 (f)                                  2,460

                 8,000    Centereach, New York, Middle Country Central School District, GO, TAN,
                          3% due 6/30/2005                                                                            8,053

                18,000    Chemung County, New York, GO, RAN, 3% due 4/15/2005                                        18,074

                 5,000    Commack, New York, Union Free School District, GO, BAN, 3% due 11/18/2005                   5,041

                14,000    Connetquot Central School District, New York, Islip, GO, BAN, 2% due 1/27/2005             14,005

                 2,900    Copiague, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                   2,919

                 3,750    Dundee, New York, Central School District, GO, BAN, 2.75% due 6/29/2005                     3,771

                 3,500    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                          School Corporation), VRDN, 1.95% due 10/01/2032 (f)                                         3,500

                 5,000    Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                          Bonds, VRDN, Series 2003-0051, Class A, 2.01% due 11/15/2032 (b)(f)                         5,000

                          Eagle Tax-Exempt Trust, New York, VRDN (f):
                10,145          Series 2001-323, 2.01% due 4/01/2015                                                 10,145
                24,500          Series 983201, 2.01% due 4/01/2017                                                   24,500

                 7,730    Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                          2.01% due 11/15/2032 (d)(f)                                                                 7,730

                 6,000    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                          Bonds, VRDN, Series 2003-0004, Class A, 2.01% due 11/15/2032 (b)(f)                         6,000

                 5,200    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN, Series 96C,
                          1.95% due 1/01/2005 (f)                                                                     5,200

                14,000    East Meadow, New York, Union Free School District, GO, BAN, 2.50% due 8/17/2005            14,087

                 5,450    East Moriches, New York, Union Free School District, GO, TAN, 2.75% due 6/23/2005           5,478

                 8,000    Eastchester, New York, Union Free School District, GO, TAN, 3% due 6/24/2005                8,045

                          Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                 3,980          (Child and Family Services of Erie County), 2.07% due 6/01/2022                       3,980
                 1,525          (Claddagh Commission Inc. Project), 2.07% due 12/01/2015                              1,525

                 9,000    Farmingdale, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                9,041

                11,846    Fayetteville-Manlius, New York, Central School District, GO, BAN, 3% due 5/27/2005         11,910

                 6,540    Freeport, New York, GO, BAN, 2.75% due 7/28/2005                                            6,581

                 6,000    Geneva, New York, Public Improvement, GO, BAN, 2% due 5/27/2005                             6,015

                 4,500    Glens Falls, New York, Central School District, GO, RAN, 3% due 6/24/2005                   4,526

                 2,500    Greenlawn, New York, Harborfields Central School District, GO, TAN, 2.75%
                          due 6/29/2005                                                                               2,515

                 4,030    Guilderland, New York, GO, Refunding, BAN, 2% due 4/29/2005                                 4,039

                 2,560    Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike),
                          VRDN, Series A, 2.07% due 4/01/2020 (f)                                                     2,560

                 8,000    Half Hollow Hills Central School District of Huntington and Babylon, New York,
                          GO, TAN, 3% due 6/30/2005                                                                   8,045

                13,500    Hempstead, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                 13,584

                 5,000    Hilton, New York, Central School District, GO, BAN, 3% due 6/23/2005                        5,032

                16,000    Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                          2.04% due 12/01/2029 (f)                                                                   16,000

                 6,750    Islip, New York, Union Free School District 002, GO, TAN, 3% due 6/29/2005                  6,794

                 3,759    Katonah-Lewisboro, New York, Union Free School District, GO, BAN, 2.75% due 7/22/2005       3,783

                12,650    Lackawanna, New York, City School District, GO, BAN, 3% due 6/17/2005                      12,722

                 3,000    Lawrence, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                   3,020

                16,820    Long Island Power Authority, New York, Electric System General Revenue Bonds, VRDN,
                          Series E, 1.95% due 12/01/2029 (f)                                                         16,820

                          Long Island Power Authority, New York, Electric System Revenue Bonds (f):
                29,940          FLOATS, Series 822-D, 2.01% due 9/01/2029 (g)                                        29,940
                25,000          VRDN, Sub-Series 3A, 1.95% due 5/01/2033                                             25,000

                20,876    Long Island Power Authority, New York, Electric System, Revenue Refunding Bonds,
                          FLOATS, Series 339, 2.01% due 12/01/2026 (e)(f)                                            20,876

                2,100     Mattituck-Cutchogue, New York, Union Free School District, GO, TAN, 3% due 6/24/2005        2,115

                 7,350    Merrick, New York, Union Free School District, GO, BAN, 2% due 3/10/2005                    7,352

                          Metropolitan Transportation Authority, New York, CP:
                15,000          1.80% due 2/07/2005                                                                  15,000
                20,000          1.80% due 2/08/2005                                                                  20,000

                 7,650    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                          Refunding Bonds, VRDN, Series B, 1.98% due 11/01/2022 (d)(f)                                7,650

                20,000    Metropolitan Transportation Authority, New York, GO, VRDN, Series A-1, 1.95% due
                          11/01/2034 (f)(g)                                                                          20,000

                          Metropolitan Transportation Authority, New York, Revenue Bonds (f):
                20,000          FLOATS, Series 848-D, 2.01% due 11/15/2021 (b)                                       20,000
                 9,805          MERLOTS, Series A12, 1.75% due 6/08/2005 (d)                                          9,805

                          Metropolitan Transportation Authority, New York, Revenue Refunding Bonds (f):
                38,795          MERLOTS, Series A52, 2.03% due 11/15/2022 (b)                                        38,795
                 8,470          MERLOTS, Series B25, 2.03% due 11/15/2025 (b)                                         8,470
                 2,400          VRDN, Series D-1, 1.95% due 11/01/2029 (d)                                            2,400
                 7,845          VRDN, Series D-2, 1.95% due 11/01/2032 (d)                                            7,845

                 9,825    Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                          MERLOTS, Series A-43, 2.03% due 1/01/2010 (b)(f)                                            9,825

                 3,600    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                          Bonds, FLOATS, Series 916, 2.01% due 7/01/2030 (a)(f)                                       3,600

                 5,810    Milo, New York, Sewer System Improvements, GO, Refunding, BAN, 3.25% due 11/23/2005         5,864

                 9,500    Mineola, New York, Union Free School District, GO, TAN, 3% due 6/29/2005                    9,567

                          Monroe County, New York, GO, RAN:
                10,000          2.50% due 4/15/2005                                                                  10,027
                10,000          3% due 4/15/2005                                                                     10,042

                 1,700    Monroe County, New York, IDA, Civic Facility, Revenue Refunding Bonds (Al Sigl Center
                          for Rehabilitation Agencies, Inc. Project), VRDN, 2.10% due 12/01/2034 (f)                  1,700

                 1,365    Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 2.14%
                          due 1/01/2012 (f)                                                                           1,365

                 6,070    Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                      6,112

                10,000    Monticello, New York, Central School District, GO, BAN, 2.75% due 7/29/2005                10,062

                 8,000    Mount Vernon, New York, City School District, GO, TAN, 3.25% due 8/26/2005                  8,057

                12,500    Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                          VRDN, 1.93% due 9/01/2034 (f)                                                              12,500

                          New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                          Bonds, VRDN, Series A (f):
                   100          (Brittany Development), AMT, 2% due 6/15/2029 (c)                                       100
                10,000          (Gold Street Project), 1.95% due 1/01/2037                                           10,000
                 3,700          (Monterey), 1.95% due 11/15/2019 (c)                                                  3,700
                29,800          (Tribeca Towers), AMT, 1.98% due 11/15/2019 (c)                                      29,800
                48,600          (West 43rd Street Development), AMT, 1.99% due 4/15/2029 (c)                         48,600
                34,800          (West 89th Street Development), AMT, 1.98% due 11/15/2029                            34,800

                          New York City, New York, City, IDA, Civic Facility Revenue Bonds, VRDN (f):
                 3,200          (Allen-Stevenson School Project), 2.05% due 12/01/2034                                3,200
                 1,600          (Hewitt School Project), 2.05% due 12/01/2034                                         1,600

                 6,450    New York City, New York, City, IDA, Civic Facility, Revenue Refunding Bonds
                          (Brooklyn Heights Montessori School Project), VRDN, 2% due 1/01/2027 (f)                    6,450

                 2,600    New York City, New York, City, IDA, IDR (DXB Videotape Inc. Project), VRDN, AMT,
                          2.15% due 6/30/2017 (f)                                                                     2,600

                          New York City, New York, City, IDA, Liberty Revenue Bonds, VRDN (f):
                25,000          (FC Hanson Office Associates LLC Project), 2.10% due 12/01/2039                      25,000
                 8,000          (One Bryant Park LLC Project), Series B, 2% due 11/01/2039                            8,000

                 9,000    New York City, New York, City, IDA, Special Facility Revenue Bonds (Air Express
                          International Corporation Project), VRDN, AMT, 2.01% due 7/01/2024 (f)                      9,000

                          New York City, New York, City Municipal Water Finance Authority, CP:
                30,000          1.95% due 2/03/2005                                                                  30,000
                20,000          1.82% due 3/10/2005                                                                  20,000
                20,000          1.84% due 3/11/2005                                                                  20,000

                29,100    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(f)(j)                    29,100

                          New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Refunding Bonds, VRDN (f):
                51,530          MSTR, Series SGB-27, 2.01% due 6/15/2024 (d)                                         51,530
                35,200          Series F-2, 1.96% due 6/15/2033                                                      35,200
                 6,400          Series G, 1.93% due 6/15/2024 (b)                                                     6,400

                          New York City, New York, City Transitional Finance Authority Revenue Bonds (f):
                14,900          FLOATS, Series 536, 2.01% due 5/01/2015 (e)                                          14,900
                 3,800          ROCS, Series II-R-2054, 2.04% due 2/01/2020                                           3,800
                 6,155          VRDN, Sub-Series 2A, 1.94% due 11/01/2022                                             6,155

                          New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                          Tax Secured, VRDN (f):
                 2,210          Series B, 1.94% due 2/01/2031                                                         2,210
                 5,700          Series C, 1.93% due 5/01/2028                                                         5,700

                          New York City, New York, City Transitional Finance Authority Revenue Bonds
                          (New York City Recovery), VRDN, Series 1 (f):
                24,755          Sub-Series 1A, 1.95% due 11/01/2022                                                  24,755
                 3,555          Sub-Series 1C, 1.93% due 11/01/2022                                                   3,555

                 6,005    New York City, New York, City Transitional Finance Authority, Revenue Refunding
                          Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-B, 2% due 11/01/2022 (f)       6,005

                          New York City, New York, GO:
                 9,590          MERLOTS, Series A36, 1.75% due 6/08/2005 (f)                                          9,590
                 5,000          MSTR, VRDN, SGB-36, 1.98% due 6/01/2022 (a)(f)                                        5,000
                20,000          ROCS, Series II-R-251A, 2.06% due 12/15/2019 (f)                                     20,000
                 1,025          Series D, 6.50% due 2/15/2005                                                         1,031
                 6,860          VRDN, Series F-4, 1.95% due 2/15/2020 (f)                                             6,860
                 4,200          VRDN, Series F-5, 1.95% due 2/15/2016 (f)                                             4,200
                 6,000          VRDN, Series H-1, 1.94% due 3/01/2034 (f)                                             6,000
                 3,850          VRDN, Series J, Sub-Series J-2, 1.98% due 2/15/2016 (f)                               3,850
                 2,800          VRDN, Sub-Series A-3, 1.95% due 8/01/2031 (f)                                         2,800
                 1,000          VRDN, Sub-Series A-4, 1.94% due 8/01/2023 (f)                                         1,000
                14,700          VRDN, Sub-Series A-6, 1.94% due 8/01/2031 (f)                                        14,700
                 5,000          VRDN, Sub-Series C-3, 1.97% due 8/15/2029 (f)                                         5,000
                40,000          VRDN, Sub-Series H-2, 1.96% due 3/01/2034 (f)                                        40,000

                          New York City, New York, GO, Refunding:
                12,165          MERLOTS, Series A32, 1.25% due 8/01/2011 (d)(f)                                      12,165
                   555          Series E, 6.50% due 2/15/2005                                                           558
                   745          Series E, 6.50% due 2/15/2005 (a)(h)                                                    750
                 5,800          VRDN, Series H, Sub-Series H-2, 1.97% due 8/01/2014 (e)(f)                            5,800
                13,815          VRDN, Sub-Series C-2, 1.95% due 8/01/2020 (f)                                        13,815
                 2,900          VRDN, Sub-Series C-4, 1.95% due 8/01/2020 (f)                                         2,900
                28,000          VRDN, Sub-Series C-5, 1.96% due 8/01/2020 (f)                                        28,000
                 2,300          VRDN, Sub-Series E-5, 2% due 8/01/2017 (f)                                            2,300
                 2,200          VRDN, Sub-Series E-5, 2% due 8/01/2019 (f)                                            2,200

                 9,000    New York City, New York, Jay Street Development Corporation, Court Facility, Lease
                          Revenue Bonds (Jay Street Project), VRDN, Series A-1, 1.95% due 5/01/2022 (f)               9,000

                17,451    New York State Commander of General Services Revenue Bonds (People of the State of
                          New York), VRDN, 2% due 9/01/2021 (f)                                                      17,451

                 5,175    New York State Dormitory Authority, Consolidated Third General Resolution Revenue
                          Bonds (City University System), Series 1, 5.375% due 7/01/2005 (a)(j)                       5,369

                          New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN (f):
                27,000          Sub-Series D-2B, 1.97% due 2/15/2031 (d)                                             27,000
                20,000          Sub-Series D-2G, 1.95% due 2/15/2031                                                 20,000
                15,000          Sub-Series D-2H, 1.95% due 2/15/2031                                                 15,000

                          New York State Dormitory Authority Revenue Bonds:
                13,000          (Columbia University), VRDN, Series A-2, 1.60% due 6/08/2005 (f)                     13,000
                 6,900          FLOATS, Series 894, 1.15% due 1/21/2005 (f)                                           6,900
                 7,175          MERLOTS, Series B30, 2.03% due 3/15/2027 (b)(f)                                       7,175
                 2,230          MERLOTS, VRDN, Series A35, 2.03% due 8/01/2023 (e)(f)(i)                              2,230
                 3,000          (Upstate Community Colleges), Series A, 6.25% due 7/01/2005(j)                        3,125

                 1,145    New York State Dormitory Authority, Secured Revenue Refunding Bonds (Brookdale
                          Hospital Medical Center), VRDN, Series J, 5.50% due 2/15/2005 (d)(f)                        1,151

                          New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, VRDN,
                          Series A (f):
                 1,110          (Education), 2% due 3/15/2005                                                         1,112
                   640          (State Facilities), 2% due 3/15/2005                                                    641

                 5,440        New York State, GO, Series D, 2% due 6/15/2005                                          5,449

                          New York State, HFA, Housing Revenue Bonds, VRDN (f):
                20,000          (100 Maiden Lane Project), Series A, 2.02% due 11/01/2037                            20,000
                 6,400          (1500 Lexington Associates LLC), AMT, Series A, 2.05% due 5/15/2034                   6,400
                 3,745          (Biltmore Tower Project), AMT, Series A, 2.01% due 5/15/2034                          3,745
                15,000          (Liberty Street Realty LLC), 1.95% due 11/01/2035                                    15,000
                12,000          (West 43rd Street), AMT, Series A, 1.99% due 11/01/2034                              12,000
                 9,850          (West 43rd Street), AMT, Series A, 1.99% due 11/01/2034                               9,850

                 4,945    New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 2.01% due
                          11/01/2028 (a)(f)                                                                           4,945

                 5,600    New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                          1.98% due 5/15/2036 (c)(f)                                                                  5,600

                          New York State HFA Revenue Bonds, VRDN, AMT (f):
                28,600          (1501 Lex Associates LP), Series A, 1.98% due 5/15/2032 (c)                          28,600
                20,000          (Chelsea Apartments), Series A, 2.05% due 11/15/2036 (c)                             20,000
                12,000          (Gethsemane Apartments), Series A, 2.02% due 5/15/2033 (c)                           12,000
                21,000          (Helena Housing), Series A, 1.98% due 11/01/2036                                     21,000
                13,000          (Talleyrand Crescent), 2.02% due 5/15/2028 (c)                                       13,000
                54,400          (Tribeca), Series A, 1.98% due 11/15/2029 (c)                                        54,400
                32,600          (Tribeca Pointe LLC), Series A, 1.97% due 5/15/2029 (c)                              32,600

                          New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (f):
                 7,500          Series C, 1.93% due 3/15/2026                                                         7,500
                14,000          Series D, 1.93% due 3/15/2026                                                        14,000

                   500    New York State Local Government Assistance Corporation Revenue Bonds, Series A,
                          5.90% due 4/01/2005 (j)                                                                       516

                          New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                          Sub Lien, VRDN (f):
                 5,000          Series 4V, 1.98% due 4/01/2022 (d)                                                    5,000
                 3,085          Series 8V, 1.96% due 4/01/2019 (d)                                                    3,085
                 4,000          Series A-7V, 1.92% due 4/01/2020 (b)                                                  4,000

                          New York State Power Authority, CP:
                20,000          1.87% due 2/08/2005                                                                  20,000
                18,009          1.80% due 2/14/2005                                                                  18,009

                42,000    New York State Power Authority, Revenue and General Purpose, GO, VRDN, 1.35%
                          due 3/01/2005 (f)                                                                          42,000

                 4,565    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                          Bonds, ROCS, Series II-R-5012, 2.01% due 4/01/2019 (a)(f)                                   4,565

                 8,185    New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                          Revenue Bonds, PUTTERS, VRDN, Series 405, 2.01% due 10/01/2011 (e)(f)                       8,185

                 2,510    New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                          Refunding Bonds, 6% due 4/01/2005                                                           2,539

                 1,665    New York State Urban Development Corporation, Corporate Purpose Subordinate Lien
                          Revenue Bonds, Series A, 2% due 1/01/2005                                                   1,665

                 8,540    New York State Urban Development Corporation Revenue Bonds, MERLOTS, Series A01,
                          1.25% due 3/15/2015 (b)(f)                                                                  8,540

                          North Babylon, New York, Union Free School District, GO:
                18,681          BAN, 3.50% due 8/09/2005                                                             18,847
                 6,000          TAN, 3% due 6/23/2005                                                                 6,038

                 5,000    North Greenbush, New York, GO, BAN, 2% due 4/22/2005                                        5,012

                 2,200    Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN, AMT,
                          2.02% due 5/01/2022 (f)                                                                     2,200

                14,200    Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                          (Solvay Paperboard Project), VRDN, AMT, 2.10% due 7/01/2023 (f)                            14,200

                 1,805    Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                          Project), VRDN, Series A, 2.12% due 6/01/2024 (f)                                           1,805

                14,300    Otego-Unadilla, New York, Central School District, GO, Refunding, BAN, 2.75% due
                          6/29/2005                                                                                  14,375

                          Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                          (Versatile Structure Obligation), VRDN (f):
                 2,000          Series 2, 1.95% due 5/01/2019                                                         2,000
                10,300          Series 3, 1.99% due 6/01/2020                                                        10,300
                17,950          Series 5, 1.99% due 8/01/2024                                                        17,950

                 3,810    Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project), VRDN, AMT,
                          2.04% due 1/01/2021 (f)                                                                     3,810

                10,000    Riverhead, New York, Central School District, GO, TAN, 2.75% due 6/30/2005                 10,054

                15,000    Rochester, New York, GO, BAN, 3% due 6/30/2005                                             15,088

                 5,000    Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                       5,044

                 9,950    Rockland County, New York, IDA, Revenue Bonds (Dominican College Project), Series A,
                          1.97% due 5/01/2034                                                                         9,950

                          Schenectady, New York, City School District, GO:
                 4,700          BAN, 3% due 7/08/2005                                                                 4,725
                 9,000          RAN, 3% due 7/08/2005                                                                 9,048

                 6,000    Sidney, New York, Central School District, BAN, 3% due 6/30/2005                            6,037

                 7,000    South Glens Falls, New York, Central School District, GO, RAN, 3% due 6/16/2005             7,046

                 3,635    South Kortright, New York, Central School District, GO, BAN, Series A, 3% due 6/24/2005     3,657

                25,000    Suffolk County, New York, GO, TAN, Series I, 3.25% due 8/16/2005                           25,200

                 4,920    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                          (Ogden Martin Systems), ROCS, AMT, 2.24% due 10/01/2006 (f)                                 4,920

                   693    Sullivan West, New York, Central School District, GO, Refunding, 3% due 4/15/2005 (e)         697

                 5,000    Syracuse, New York, RAN, Series E, 3% due 6/30/2005                                         5,029

                          Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS (a)(f):
                 2,940          Series II-R-2034, 2.03% due 6/01/2020                                                 2,940
                 8,050          Series II-R-4508, 2.03% due 6/01/2021                                                 8,050

                          Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                          Bonds, VRDN (a)(f):
               23,100           Series B, 1.95% due 1/01/2032                                                        23,100
                7,100           Series C, 1.95% due 1/01/2032                                                         7,100

                          Triborough Bridge and Tunnel Authority, New York, Revenue Bonds (a)(f):
                 9,515          MERLOTS, Series B28, 2.03% due 11/15/2026                                             9,515
                 7,055          PUTTERS, VRDN, Series 342, 2.01% due 11/15/2020                                       7,055
                 2,060          ROCS, Series II-R-2013, 2.01% due 11/15/2021                                          2,060

                          Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (e)(f):
                12,895          FLOATS, Series 839, 2.01% due 11/15/2019                                             12,895
                 9,950          MERLOTS, Series B03, 2.03% due 11/15/2020                                             9,950
                14,505          MERLOTS, Series B13, 2.03% due 11/15/2021                                            14,505
                14,120          PUTTERS, Series 304, 2.01% due 11/15/2018                                            14,120
                 5,335          ROCS, Series II-R-1032, 2.01% due 11/15/2021                                          5,335

                          Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue Refunding
                          Bonds, VRDN (d)(f):
                22,275          Series A, 1.95% due 1/01/2031                                                        22,275
                 1,700          Series C, 1.95% due 1/01/2031                                                         1,700
                11,630          Series D, 1.95% due 1/01/2031                                                        11,630

                17,050    Ulster County, New York, GO, BAN, 2.75% due 6/10/2005                                      17,135

                13,556    Ulster County, New York, GO, Refunding, BAN, Series A, 3% due 11/18/2005                   13,667

                 4,000    Waverly, New York, Central School District, GO, RAN, 2.75% due 6/29/2005                    4,021

                 4,500    Westchester County, New York, IDA, Civic Facility, Revenue Refunding Bonds
                          (Northern Westchester Hospital), VRDN, 2.02% due 11/01/2024 (f)                             4,500

                 1,500    Yonkers, New York, IDA, Revenue Bonds, MERLOTS, Series A01, 2.08% due 7/01/2042 (f)         1,500


Puerto Rico - 0.8%

                 2,400    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                          Class A, 1.95% due 1/25/2016 (e)(f)                                                         2,400

                12,796    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, Series 747D,
                          2.01% due 7/01/2017 (f)(g)                                                                 12,796

                 3,496    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, Series 919, 2.01%
                          due 8/01/2026 (f)(g)                                                                        3,496

                          Total Investments (Cost - $2,319,344*) - 100.7%                                         2,319,344
                          Liabilities in Excess of Other Assets - (0.7%)                                           (15,893)
                                                                                                                -----------
                          Net Assets - 100.0%                                                                   $ 2,303,451
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(g) CIFG Insured.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) Prerefunded.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005